Income Taxes - Schedule of Singapore Statutory Rates (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Income tax expenses
Current income tax expenses
Deferred income tax (benefit) expenses	39,993	51,755	(12,860)
Income tax expenses (benefit)	$ 39,993	$ 51,755	$ (12,860)